Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
Accrued Liabilities
11.	Accrued Liabilities

Accrued expenses relates various accruals for the entire group. Accrued interest represents the interest in debt not paid in 2022. Accrued liabilities consist of the following at December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	(in thousands)
Accrued expenses	$4,265	$2,181
Accrued interest	5,269	1,549
Other accrued	350	1,562
	$9,884	$5,292